Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Vessel revenue	$ 915,892	$ 704,325	$ 585,047
Operating expenses
Vessel operating costs	(333,748)	(294,531)	(280,460)
Voyage expenses	(7,959)	(6,160)	(5,146)
Charterhire	0	(4,399)	(59,632)
Depreciation - owned or sale and leaseback vessels	(194,268)	(180,052)	(176,723)
Depreciation - right of use assets for vessels	(51,550)	(26,916)	0
Impairment of vessels	(14,207)	0	0
Impairment of goodwill	(2,639)	0	0
General and administrative expenses	(66,187)	(62,295)	(52,272)
Merger transaction related costs	0	0	(272)
Total operating expenses	(670,558)	(574,353)	(574,505)
Operating income / (loss)	245,334	129,972	10,542
Other (expense) and income, net
Financial expenses	(154,971)	(186,235)	(186,628)
Gain / (loss) on repurchase/exchange of convertible notes	1,013	0	(17,838)
Financial income	1,249	8,182	4,458
Other income and (expenses), net	1,499	(409)	(605)
Total other expense, net	(151,210)	(178,462)	(200,613)
Net income / (loss)	94,124	(48,490)	(190,071)
Attributable to:
Equity holders of the parent	$ 94,124	$ (48,490)	$ (190,071)
Earnings / (Loss) per share
Basic (in USD per share)	$ 1.72	$ (0.97)	$ (5.46)
Diluted (in USD per share)	$ 1.67	$ (0.97)	$ (5.46)
Basic weighted average shares outstanding (in shares)	54,665,898	49,857,998	34,824,311
Diluted weighted average shares outstanding (in shares)	56,392,311	49,857,998	34,824,311